Equity (Share-based Payments to Employees, Non-marketable Options, Movement) (Details) Pure in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
2012 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Balance as at Start of Period	3	11
Granted during the year	0	0
Expired during the period	(3)	(8)
Forfeited during the year	0	0
Balance as at End of Period	0	3
2014 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Balance as at Start of Period	14	12
Granted during the year	7	4
Expired during the period	0	0
Forfeited during the year	(1)	(2)
Balance as at End of Period	20	14